STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 037	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 9,241,293
Employer	4,131,840
Rollovers	16,791,088
Total contributions	30,164,221
Net investment income:
Dividends and interest	6,594,247
Net appreciation in fair value of investments	39,959,680
Total net investment income	46,553,927
Interest income from notes receivable from participants	248,567
Total additions	76,966,715
Deductions from net assets attributed to:
Benefits paid to participants	30,655,989
Administrative expenses, net	404,103
Total deductions	31,060,092
Net increase	45,906,623
Net assets available for benefits:
Beginning of plan year	292,447,817
End of plan year	$ 338,354,440